Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates and estimated useful lives
	%	Useful life (years)

Software systems (from classified date, see also above)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

Schedule of basic and diluted earnings (loss) per ordinary share
	Year Ended December 31,
	2017	2016	2015

Net income (loss) (U.S. dollars in thousands)	$(9,111)	$(8,053)	$14,753

Weighted-average ordinary shares outstanding - basic and diluted*	2,459,088	2,459,088	2,459,088

Earnings (loss) per ordinary basic and diluted (U.S. dollars)	$(3.71)	$(3.27)	$6.00

*

On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.

Refer to Note 7.b. for warrants assumed by the Company which may result in an additional outstanding ordinary shares.